Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Parenthetical) (Detail)				12 Months Ended
	Nov. 29, 2021	Mar. 29, 2019	Nov. 30, 2018	Mar. 31, 2022	Mar. 31, 2021
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity	November 26, 2046
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity			March 1, 2028	March 1, 2028	March 1, 2028
Decription of currency used				Canadian dollars	Canadian dollars
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity				November 30, 2028	November 30, 2028
Decription of currency used				Canadian dollars	Canadian dollars
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity		April 30, 2031		April 30, 2031	April 30, 2031
Decription of currency used				Canadian dollars	Canadian dollars
Federal SIF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity				January 1, 2030	January 1, 2030
Decription of currency used				Canadian dollars	Canadian dollars